VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 98.1%
Canada : 6.0%
Alimentation Couche-Tard,
Inc. 144A
3.80%, 01/25/50 $ 50 $ 35,261
Bank of Montreal
7.30% (US Treasury
Yield Curve Rate T 5
Year+3.01%), 11/26/84
(a) 25 25,880
Bank of Nova Scotia
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37
(a) 25 23,798
Canadian Imperial Bank of
Commerce
7.00% (US Treasury
Yield Curve Rate T 5
Year+3.00%), 10/28/85
(a) 25 25,333
Canadian Pacific Railway Co.
2.45%, 12/02/31 25 22,042
Enbridge, Inc.
5.62%, 04/05/34 25 25,306
5.70%, 03/08/33 25 25,504
GFL Environmental, Inc.
144A
3.50%, 09/01/28 25 24,361
Royal Bank of Canada
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.26%), 11/24/84
(a) 25 23,826
6.50% (US Treasury
Yield Curve Rate T 5
Year+2.45%), 05/24/86
(a) 25 24,526
Suncor Energy, Inc.
6.85%, 06/01/39 25 27,064
282,901
France : 6.4%
BNP Paribas SA 144A
2.82%, 01/26/41 25 17,357
5.91% (SOFR+1.92%),
11/19/35 †(a) 25 25,073
Credit Agricole SA 144A
3.25%, 01/14/30 25 23,459
6.25% (SOFR+2.67%),
01/10/35 †(a) 25 25,509
Orange SA
9.00%, 03/01/31 † 25 28,836
Societe Generale SA 144A
3.00%, 01/22/30 50 46,557
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33
(a) 50 44,960
Par
(000’s) Value
France (continued)
4.03% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 01/21/43
(a) $ 25 $ 18,420
5.44% (SOFR+1.73%),
10/03/36 †(a) 50 48,177
6.45% (US Treasury
Yield Curve Rate T 1
Year+2.55%), 01/10/29
(a) 25 25,523
303,871
India : 0.5%
Reliance Industries Ltd. 144A
3.67%, 11/30/27 25 24,632
Underline
Ireland : 0.5%
CRH SMW Finance DAC
5.12%, 01/09/30 25 25,167
Underline
Italy : 0.5%
ENEL Finance International
NV 144A
3.50%, 04/06/28 25 24,522
Underline
Mexico : 0.9%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 25 18,168
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 24,624
42,792
Netherlands : 1.0%
ENEL Finance International
NV 144A
2.12%, 07/12/28 25 23,800
Prosus NV 144A
3.68%, 01/21/30 25 23,723
47,523
Norway : 0.6%
Var Energi ASA 144A
8.00%, 11/15/32 25 28,025
Underline
Poland : 0.6%
ORLEN SA 144A
6.00%, 01/30/35 25 25,564
Underline
United Kingdom : 1.1%
Ferguson Finance PLC 144A
4.50%, 10/24/28 25 24,844
HSBC Holdings PLC
6.50%, 09/15/37 25 25,998
50,842
United States : 80.0%
Alcon Finance Corp. 144A
3.00%, 09/23/29 25 23,662
Altria Group, Inc.
2.45%, 02/04/32 50 43,559
3.40%, 02/04/41 75 55,744
4.25%, 08/09/42 50 39,685
4.80%, 02/14/29 25 25,018

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
5.95%, 02/14/49 $ 25 $ 23,542
Ares Capital Corp.
2.88%, 06/15/28 25 23,994
5.88%, 03/01/29 25 25,116
5.95%, 07/15/29 25 25,209
AT&T, Inc.
3.50%, 09/15/53 50 30,235
3.55%, 09/15/55 150 90,065
3.85%, 06/01/60 25 15,507
4.30%, 02/15/30 50 48,929
4.75%, 04/30/33 50 48,009
Athene Holding Ltd.
6.25%, 04/01/54 25 22,349
BAT Capital Corp.
3.56%, 08/15/27 25 24,760
Blue Owl Capital Corp.
2.88%, 06/11/28 25 23,733
Broadridge Financial
Solutions, Inc.
2.90%, 12/01/29 25 23,334
Capital One Financial Corp.
2.36% (SOFR+1.34%),
07/29/32 (a) 25 21,501
5.20% (SOFR+1.63%),
09/11/36 (a) 75 71,828
6.18% (SOFR+2.04%),
01/30/36 (a) 25 25,086
6.38% (SOFR+2.86%),
06/08/34 (a) 50 52,106
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
3.95%, 06/30/62 50 27,289
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 25 24,131
Citigroup, Inc.
4.45%, 09/29/27 25 24,941
4.75%, 05/18/46 25 20,685
5.83% (SOFR+2.06%),
02/13/35 (a) 50 50,155
6.02% (SOFR+1.83%),
01/24/36 (a) 50 50,631
6.17% (SOFR+2.66%),
05/25/34 (a) 25 25,665
Conagra Brands, Inc.
5.30%, 11/01/38 25 23,104
Constellation Brands, Inc.
3.15%, 08/01/29 25 23,815
CoStar Group, Inc. 144A
2.80%, 07/15/30 25 22,439
DT Midstream, Inc. 144A
4.12%, 06/15/29 25 24,400
Equinix, Inc.
2.15%, 07/15/30 25 22,342
3.20%, 11/18/29 25 23,636
3.90%, 04/15/32 50 46,461
Par
(000’s) Value
United States (continued)
First Citizens BancShares,
Inc.
6.25% (US Treasury
Yield Curve Rate T 5
Year+1.97%), 03/12/40
(a) $ 25 $ 24,246
Fox Corp.
6.50%, 10/13/33 25 26,249
General Mills, Inc.
4.95%, 03/29/33 25 24,488
5.25%, 01/30/35 25 24,633
GLP Capital LP / GLP
Financing II, Inc.
5.62%, 09/15/34 25 24,364
HCA, Inc.
2.38%, 07/15/31 25 21,986
4.12%, 06/15/29 25 24,525
5.25%, 06/15/49 50 42,808
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 25 24,192
3.47%, 12/01/50 25 16,539
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,092
J M Smucker Co.
6.20%, 11/15/33 25 26,267
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50 25 17,108
3.95%, 04/15/29 25 24,432
4.05%, 04/15/32 25 23,547
4.50%, 04/15/52 25 19,246
Kraft Heinz Foods Co.
4.38%, 06/01/46 50 38,509
5.20%, 07/15/45 50 43,033
Kroger Co.
4.45%, 02/01/47 25 19,914
5.00%, 09/15/34 50 48,475
Lowe's Cos, Inc.
1.70%, 10/15/30 25 21,954
2.62%, 04/01/31 25 22,585
3.00%, 10/15/50 25 15,013
LPL Holdings, Inc. 144A
4.00%, 03/15/29 25 24,282
Marriott International, Inc.
2.85%, 04/15/31 25 22,767
3.50%, 10/15/32 25 22,755
4.90%, 04/15/29 25 25,090
5.35%, 03/15/35 25 24,750
5.50%, 04/15/37 25 24,588
McDonald's Corp.
2.12%, 03/01/30 50 45,673
4.45%, 09/01/48 25 20,099
4.88%, 12/09/45 50 43,315
6.30%, 10/15/37 50 53,391
Medline Borrower LP 144A
3.88%, 04/01/29 75 72,590

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
Medline Borrower LP/
Medline Co.-Issuer, Inc.
144A
5.00%, 06/15/31 $ 25 $ 24,671
Mondelez International, Inc.
3.00%, 03/17/32 25 22,541
Motorola Solutions, Inc.
4.60%, 05/23/29 25 24,861
MPLX LP
2.65%, 08/15/30 50 45,737
4.00%, 03/15/28 25 24,740
4.95%, 09/01/32 25 24,590
5.00%, 01/15/33 25 24,492
5.30%, 04/01/36 † 25 24,214
5.40%, 04/01/35 25 24,561
MSCI, Inc. 144A
4.00%, 11/15/29 25 24,117
Oracle Corp.
3.95%, 03/25/51 50 30,497
4.00%, 07/15/46 50 31,788
4.12%, 05/15/45 75 49,389
4.38%, 05/15/55 50 31,478
5.38%, 07/15/40 50 41,764
5.50%, 09/27/64 25 18,075
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,783
Pacific Gas and Electric Co.
2.10%, 08/01/27 25 24,385
2.50%, 02/01/31 50 44,630
3.75%, 07/01/28 25 24,544
4.50%, 07/01/40 75 63,043
4.95%, 07/01/50 50 40,364
6.15%, 01/15/33 25 25,808
Roper Technologies, Inc.
1.75%, 02/15/31 25 21,599
5.10%, 09/15/35 25 23,860
Royalty Pharma PLC
1.75%, 09/02/27 25 24,264
Sprint Capital Corp.
6.88%, 11/15/28 25 26,099
8.75%, 03/15/32 25 29,097
Stryker Corp.
4.25%, 09/11/29 25 24,688
Sysco Corp.
5.95%, 04/01/30 25 25,692
T-Mobile USA, Inc.
2.05%, 02/15/28 50 48,056
Par
(000’s) Value
United States (continued)
2.25%, 11/15/31 $ 25 $ 21,690
2.55%, 02/15/31 † 50 44,854
3.00%, 02/15/41 25 17,618
3.30%, 02/15/51 25 15,222
3.40%, 10/15/52 25 15,249
3.88%, 04/15/30 25 24,017
4.38%, 04/15/40 25 21,126
4.70%, 01/15/35 25 23,493
Tyson Foods, Inc.
5.10%, 09/28/48 25 21,551
5.70%, 03/15/34 25 25,397
Verizon Communications,
Inc.
1.75%, 01/20/31 75 65,358
2.35%, 03/15/32 75 64,964
2.55%, 03/21/31 25 22,487
3.40%, 03/22/41 50 37,108
VICI Properties LP
5.12%, 05/15/32 25 24,390
VICI Properties LP / VICI Note
Co., Inc. 144A
4.12%, 08/15/30 75 71,300
Vistra Operations Co. LLC
144A
5.35%, 01/31/36 † 50 47,884
6.95%, 10/15/33 50 53,237
Westinghouse Air Brake
Technologies Corp.
4.70%, 09/15/28 25 24,973
Weyerhaeuser Co.
4.00%, 11/15/29 25 24,306
3,775,821
Total Corporate Bonds
(Cost: $4,776,884) 4,631,660
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.8%
Money Market Fund: 2.8%
(Cost: $133,317)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(b) 133,317 133,317
Total Investments: 100.9%
(Cost: $4,910,201) 4,764,977
Liabilities in excess of other assets: (0.9)% (41,460)
NET ASSETS: 100.0% $ 4,723,517
Definitions:
SOFR Secured Overnight Financing Rate
(a) Variable rate security — the rate shown is as of July 31, 2026
† Security fully or partially on loan. Total market value of securities on loan is $218,019.

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
* See Schedule of Investments for geographic sectors.
(b) The rate shown is the 7-day yield as of July 31, 2026.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,006,964, or 21.3% of net assets.
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 4,631,660 $ — $ 4,631,660
Money Market Fund 133,317 — — 133,317
Total Investments $ 133,317 $ 4,631,660 $ — $ 4,764,977